                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002
             Check here if Amendment [_]; Amendment Number: ________
                        This Amendment (Check only one):
                          [_] is a restatement
                          [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:          Staro Asset Management, L.L.C.
Address:       3600 South Lake Drive
               St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules. lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Colin M. Lancaster
Title:         General Counsel
Phone:         (414) 294-7000

Signature, Place and Date of Signing:

     /s/ Colin M. Lancaster                  St. Francis, Wisconsin            December 3, 2003
------------------------------------   ------------------------------------   ------------------
           (Signature)                            (City, State)                     (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             176

Form 13F Information Table Value Total:        $110,208
                                          -----------------
                                             (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:   None

                                    Form 13F
                                INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
            Column1:              Column2:  Column3:   Column4:              Column5:           Column6:  Column7:     Column8:
                                                                  ---------------------------
            Name of               Title of   CUSIP                Shares or    Shares/   Put/  Investment  Other   Voting Authority
                                                                                                                   ----------------
            Issuer                  Class    Number      Value    Principal   Prn. Amt.  Call  Discretion Managers Sole Shared None
                                                       (X$1000)    Amount
-----------------------------------------------------------------------------------------------------------------------------------
AVX Corp                          Common    002444107   $  278      32,100      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                         Common    00817Y108   $1,214      33,900      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group         Common    008252108   $   40         900      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals Inc      Common    009158106   $1,252      29,800      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Airborne Inc                      Common    009269101   $  633      55,800      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Airgas Inc                        Common    009363102   $  811      61,800      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc                   Common    013104104   $  925      38,300      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc              Common    017361106   $  473      36,100      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems Inc           Common    018804104   $1,247      18,000      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp          Common    019754100   $  938      78,200      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                       Common    020039103   $  449      11,200      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Alpharma Inc                      Common    020813101   $  266      27,700      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co               Common    025816109   $1,219      39,100      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
American Greetings                Common    026375105   $  855      53,100      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp                     Common    032095101   $  927      29,900      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Anixter International Inc         Common    035290105   $  428      20,800      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group Inc        Common    037933108   $  610      25,900      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust             Common    039583109   $  404      16,900      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co                  Common    040228108   $  985      42,900      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics Inc             Common    042735100   $  224      17,700      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Avnet Inc                         Common    053807103   $1,177     109,100      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products Inc                 Common    054303102   $1,180      25,600      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Aztar Corp                        Common    054802103   $  439      33,200      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club Inc           Common    05548J106   $  264      13,900      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp  Common    05873K108   $  505      51,000      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp                 Common    067901108   $  746      48,000      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc          Common    071813109   $  889      29,100      SH              Sole                X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Belden Inc                      Common  077459105   $  191      14,200   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp                  Common  079860102   $  924      50,300   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Biovail Corp                    Common  09067J109   $  363      14,700   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
H&R Block Inc                   Common  093671105   $1,256      29,900   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Borders Group Inc               Common  099709107   $  934      59,100   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Cleco Corp                      Common  12561W105   $  731      54,300   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp                        Common  126408103   $  475      18,000   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Corp                      Common  127055101   $  309      14,700   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems Inc      Common  127387108   $1,194     117,400   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co                Common  131193104   $  784      75,400   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Carlisle Cos Inc                Common  142339100   $  352       9,600   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp         Common  148867104   $  241       8,600   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL INC                  Common  156700106   $  334      14,900   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
ChoicePoint Inc                 Common  170388102   $  709      19,900   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
CINERGY CORP                    Common  172474108   $  685      21,800   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Clayton Homes Inc               Common  184190106   $1,198     109,100   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Clorox Co                       Common  189054109   $  386       9,600   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co/The                Common  191216100   $  758      15,800   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp          Common  205363104   $  764      27,500   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group Inc  Common  210371100   $  459      18,500   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co         Common  216831107   $1,185      73,400   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Coors (Adolph)                  Common  217016104   $  749      13,300   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Covance Inc                     Common  222816100   $  198      10,100   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
COX Communications Inc          Common  224044107   $  263      10,700   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers Inc        Common  229899109   $  738      21,600   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems Inc                 Common  233326107   $1,084      36,800   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines Inc             Common  247361108   $  527      56,700   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling       Common  25271C102   $  383      19,200   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Diebold Inc                     Common  253651103   $1,235      37,500   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Dillard's Inc/AR                Common  254067101   $  287      14,200   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp             Common  256669102   $  137      10,200   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc/VA       Common  25746U109   $  233       4,600   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp                Common  278265103   $  323      11,700   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Extended Stay America Inc       Common  30224P101   $  284      22,400   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                Common  30231G102   $  986      30,900   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Fair Isaac & Co Inc/CA          Common  303250104   $1,243      38,000   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                     Common  313400301   $1,207      21,600   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                      Common  313586109   $  976      16,400   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Federal Signal Corp             Common  313855108   $  400      21,700   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores     Common  31410H101   $  736      25,000   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Federated Investors Inc         Common  314211103   $  510      18,900   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial Inc Common  316326107   $1,095      38,100   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp                 Common  319963104   $1,132      40,500   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Flowserve Corp                  Common  34354P105   $  554      55,400   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co                   Common  345370860   $  353      36,000   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Fortune Brands Inc              Common  349631101   $1,215      25,700   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Arthur J Gallagher & Co         Common  363576109   $  717      29,100   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co             Common  369604103   $  200       8,100   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
GENESCO INC                     Common  371532102   $  132       9,600   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp            Common  373298108   $1,242      94,900   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc         Common  38141G104   $  343       5,200   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co/The   Common  382550101   $  624      70,200   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Granite Construction Inc        Common  387328107   $  247      15,000   SH                 Sole                X
-----------------------------------------------------------------------------------------------------------------------------------
Group 1 Automotive Inc          Common  398905109   $  930      41,600   SH             Sole                X
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Guidant Corp                    Common  401698105   $1,225      37,900   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp/Mass           Common  405024100   $  256      10,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne Inc           Common  423452101   $  209       6,100   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                  Common  437076102   $  446      17,100   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INC                   Common  438516106   $  344      15,900   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Household International Inc     Common  441815107   $   96       3,400   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Hughes Supply Inc               Common  444482103   $  490      16,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals Inc         Common  448924100   $  113      12,500   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
IMC Global Inc                  Common  449669100   $  170      14,100   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
ITT Industries Inc              Common  450911102   $1,141      18,300   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
IDEX Corp                       Common  45167R104   $1,053      36,900   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd                        Common  453258402   $  599      37,300   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
IndyMac Bancorp Inc             Common  456607100   $  884      45,900   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machines Corp                   Common  459200101   $  426       7,300   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Investment Technology Group
Inc                             Common  46145F105   $  316      10,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit Inc               Common  466313103   $  603      40,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group Inc    Common  469814107   $  889      28,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Jones Apparel Group Inc         Common  480074103   $  239       7,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern            Common  485170302   $  735      59,300   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc               Common  49455P101   $1,099      31,000   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder Inc               Common  499040103   $  728      12,900   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORPORATION               Common  500255104   $  724      11,900   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings
Inc                             Common  502424104   $1,223      23,200   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Of America
Holdings                        Common  50540R409   $  172       5,100   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Lennox International Inc        Common  526107107   $  923      69,800   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co                  Common  532457108   $  852      15,400   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things Inc            Common  535679104   $  215      11,700   SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co              Common  552078107  $  455        38,100    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co          Common  553530106  $  449        42,300    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Marriott International Inc        Common  571903202  $  565        19,500    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co/The      Common  577778103  $1,218        53,500    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                    Common  589331107  $  270         5,900    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Millennium Chemicals Inc          Common  599903101  $  394        39,900    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp                   Common  626717102  $  796         9,700    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
NCR Corp                          Common  62886E108  $1,188        60,000    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
New York Times Co                 Common  650111107  $  536        11,800    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc             Common  651229106  $1,238        40,100    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp               Common  651639106  $  270         9,800    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores              Common  65440K106  $  408        19,700    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
NISOURCE INC                      Common  65473P105  $  315        18,300    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities               Common  664397106  $  257        15,200    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp         Common  674599105  $  321        11,300    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp   Common  680223104  $  389        13,700    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Olin Corp                         Common  680665205  $  600        36,600    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      Common  681904108  $  224        10,600    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
PG&E Corp                         Common  69331C108  $  306        27,200    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
JC Penney Co Inc Holding Co       Common  708160106  $  333        20,900    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
PEP Boys-Manny Moe & Jack         Common  713278109  $  985        80,400    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group Inc          Common  713409100  $1,191        50,900    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                        Common  717081103  $  357        12,300    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp        Common  723484101  $1,060        38,200    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Plantronics Inc                   Common  727493108  $  458        28,100    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Playtex Products Inc              Common  72813P100  $  220        25,800    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------
Polaris Industries Inc            Common  731068102  $  744        12,000    SH          Sole                   X
------------------------------------------------------------------------------------------------------------------------------

                                     Page 6

----------------------------------------------------------------------------------------------------------------------------------
Potash Corp of Saskatchewan            Common 73755L107      $  958    15,400  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Praxair Inc                            Common 74005P104      $  537    10,500  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group Inc    Common 744573106      $  543    17,800  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
RehabCare Group Inc                    Common 759148109      $  546    23,600  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
RJ Reynolds Tobacco Holdings Inc       Common 76182K105      $1,214    30,100  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Robert Half International Inc          Common 770323103      $  367    23,100  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                 Common 78387G103      $  320    15,900  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
SPX Corp                               Common 784635104      $  172     1,700  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp                    Common 785905100      $1,200    62,000  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Safeway Inc                            Common 786514208      $  263    11,800  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
St Paul Cos                            Common 792860108      $  345    12,000  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Scripps Co (E.W.)                      Common 811054204      $  541     7,800  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck and Co                   Common 812387108      $1,201    30,800  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                          Common 816851109      $  723    36,800  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Sonic Automotive Inc                   Common 83545G102      $  828    46,800  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Staten Island Bancorp Inc              Common 857550107      $  741    42,600  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp                Common 862111200      $  735    69,900  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Stryker Corp                           Common 863667101      $  766    13,300  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems Inc               Common 867363103      $  811    41,700  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Sunoco Inc                             Common 86764P109      $  323    10,700  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Supervalu Inc                          Common 868536103      $   42     2,600  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co                        Common 870738101      $  354    34,000  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC                        Common 872375100      $  364    22,900  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Temple-Inland Inc                      Common 879868107      $  270     7,000  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp                  Common 88033G100      $  653    13,200  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
Terex Corp                             Common 880779103      $  715    42,300  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------
3M Co                                  Common 88579Y101      $  319     2,900  SH           Sole                X
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Total System Services Inc    Common  891906109    $    302    23,000  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Toys R US Inc                Common  892335100    $    685    67,300  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
United Auto Group Inc        Common  909440109    $    516    36,800  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
United Rentals Inc           Common  911363109    $    537    63,600  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
VF Corp                      Common  918204108    $    842    23,400  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Valero Energy Corp           Common  91913Y100    $  1,220    46,100  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Viacom Inc                   Common  925524308    $    231     5,700  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology Inc   Common  928298108    $    569    64,700  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Walgreen Co                  Common  931422109    $    889    28,900  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals Inc   Common  942683103    $    358    14,600  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Whirlpool Corp               Common  963320106    $    642    14,000  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores Inc        Common  974280109    $    429    32,700  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Wolverine World Wide Inc     Common  978097103    $    153    10,200  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------
Transocean Inc               Common  G90078109    $    374    18,000  SH           Sole                X
---------------------------------------------------------------------------------------------------------------------

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

                                     Page 8